FINANCE LEASE LIABILITY, Obligations (Details) $ in Thousands	Jun. 30, 2020 USD ($) containership	Dec. 31, 2019 USD ($) containership
Other Liabilities Disclosure [Abstract]
Finance lease liability, current portion	$ 70,944	$ 68,874
Finance lease liability, long-term portion	1,002,558	1,037,553
Capital Lease Obligations	$ 1,073,502	$ 1,106,427
Commitments and Contingencies [Line Items]
Number of container vessels contracted to be chartered in | containership	4	4
Number of container vessels under sale and leaseback transactions | containership	7	7